Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
Recently issued accounting standards
Retained earnings	$ 3,727	$ 3,750
Selling, general and administrative expenses	314	309	$ 267
Miscellaneous, net	(3)	(5)	(8)
Accumulated other comprehensive loss	$ (410)	(354)	(304)
ASU 2014-09 | Maximum
Recently issued accounting standards
Retained earnings					$ 1
ASU 2017-07
Recently issued accounting standards
Selling, general and administrative expenses		(8)	(8)
Miscellaneous, net		$ 8	$ 8
ASU 2016-01
Recently issued accounting standards
Retained earnings					7
Accumulated other comprehensive loss					$ (7)
ASU 2016-02 | Assets | Forecast
Recently issued accounting standards
Expected impact of adoption on assets				$ 460
ASU 2016-02 | Liabilities | Forecast
Recently issued accounting standards
Expected impact of adoption on liabilities				$ 500
Designated as hedge
Derivative commodity instruments
Number of derivative agreements | item	0